ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) In Millions, except Share data, unless otherwise specified	0 Months Ended			12 Months Ended		0 Months Ended					12 Months Ended	0 Months Ended
	Jan. 28, 2010 CNY	Dec. 31, 2014	Apr. 16, 2012	Dec. 31, 2014 Primary and Commercial Services item	Dec. 31, 2014 CENTURY 21 franchise rights	Jan. 28, 2010 ADS CNY	Jan. 28, 2010 Ordinary Shares	Jan. 28, 2010 Ordinary Shares USD ($)	Apr. 16, 2012 Common Class A	Apr. 15, 2012 Common Class A	Dec. 31, 2014 Future CENTURY 21 franchise rights USD ($)	Jan. 28, 2010 Changed ratio of ADS and ordinary shares ADS	Jan. 28, 2010 Changed ratio of ADS and ordinary shares ADS USD ($)
ORGANIZATION AND PRINCIPAL ACTIVITIES
Shares issued/to be issued (in shares)						12,487,500	187,312,500					4,162,500
Issuance price to public (in dollars per share)								$ 7.00					$ 21.00
Proceeds from IPO	557.5					557.5
Ratio of ADSs to Class A ordinary shares		45							45	15
Number of new ADSs the record holders entitled to receive			1
Number of old ADSs each new ADS exchanges for			3
Number of business units under segment				3
Average loan-to-value ratio		50.00%
Additional term upon payment of renewal fees for franchise agreement acquired with Cendant					25 years
Renewal clause payment											$ 4.5